Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 – Related Party Transactions

The Company’s recently appointed CEO (Note 19) owns less than 5% of Oddin.gg, a vendor of the Company, that was owed $72,107 and $63,010 by the Company as of December 31, 2022 and June 30, 2022, respectively.

The Company reimbursed the former CEO for office rent and related expenses. The Company incurred charges owed to the former CEO for office expense reimbursement of $0 and $1,200 for the three months and six months ended December 31, 2022, respectively, and $1,200 and $2,400 for the three months and six months ended December 31, 2021, respectively. As of December 31, 2022 and 2021, there were no amounts payable to the CEO. The former CEO was terminated for cause by the Board from his position as CEO on December 3, 2022. The former CEO resigned from the Board on December 23, 2022.

The Company retained the services of its former CFO and COO through a consultancy agreement dated April 2, 2022 and an employment agreement dated April 2, 2022. The Company remitted monthly payments to its former CFO and COO of NZD 36,995 ($20,854 translated using the exchange rate in effect at December 31, 2022) under the consultancy agreement and $500 per month under the employment agreement. The former CFO and COO resigned from his roles on December 31, 2022. He will continue on in his role as a Director of the Company. As of December 31, 2022 and 2021, there were no amounts payable to the former CFO and COO.

On May 4, 2017, the Company entered into a services agreement and a referral agreement with Contact Advisory Services Ltd., an entity that is partly owned by a member of the Board of Directors. The Company incurred general and administrative expenses of $1,339 and $9,173 for the three months ended December 31, 2022 and 2021, respectively, in accordance with these agreements. The Company incurred general and administrative expenses of $4,274 and $20,282 for six months ended December 31, 2022 and 2021, respectively, in accordance with these agreements As of December 31, 2022 and 2021, there were $6,438 and $0 amounts payable to Contact Advisory Services Ltd, respectively.

The Company had retained services from a former member of its Board who remained as an advisor to the Company with an annual fee of $60,000. The member was previously retained through a consultancy agreement dated August 1, 2020 and an employment agreement dated June 15, 2020. The consultancy agreement required payments of £18,000 ($20,028 translated using the exchange rate in effect at December 31, 2022) per month to the firm that is controlled by this member of the Board. The individual also received payroll of $500 per month through the employment agreement as COO. The member resigned from the Board of Directors and from his role as COO on May 31, 2022 and the consultancy agreement and the employment agreement were terminated.

During the year ended June 30, 2021, the Company engaged in transactions with Tilt, LLC a game center operator controlled by the head of GGC. For the three months ended December 31, 2021 the Company had net sales to Tilt, LLC in the amount of $45,808 for game center equipment, and amounts paid to Tilt, LLC of $11,200 for equipment leased, $8,585 for services and $7,235 for cryptocurrency mining. For the six months ended December 31, 2021 the Company had net sales to Tilt, LLC in the amount of $199,621 for game center equipment, and amounts paid to Tilt, LLC of $22,400 for equipment leased, $12,111 for services and $16,854 for cryptocurrency mining. The individual was no longer employed by the Company during the six months ended December 31, 2022.

Note 10 – Related Party Transactions

The Company’s recently appointed CEO (Note 21) owns less than 5% of Oddin.gg, a vendor of the Company, that was owed $63,010 and $9,480 by the Company as of June 30, 2022 and 2021, respectively.

The Company reimburses the Chief Executive Officer for office rent and related expenses. The Company incurred charges owed to the Chief Executive Officer for office expense reimbursement of $4,800 for both years ended June 30, 2022 and 2021. As of June 30, 2022 and 2021, there were no amounts payable to the Chief Executive Officer.

On May 4, 2017, the Company entered into a services agreement and a referral agreement with Contact Advisory Services Ltd., an entity that is partly owned by a member of the Board of Directors. The Company incurred general and administrative expenses of $26,148 and $96,020 for years ended June 30, 2022 and 2021, respectively, in accordance with these agreements. As of June 30, 2022 and 2021, there were no amounts payable to Contact Advisory Services Ltd.

The Company retained services from a member of its Board of Directors through a consultancy agreement dated August 1, 2020 and an employment agreement dated June 15, 2020. The consultancy agreement required payments of £18,000 ($21,920 translated using the exchange rate in effect at June 30, 2022) per month to the firm that is controlled by this member of the Board of Directors. The individual also received payroll of $500 per month through the employment agreement as Chief Operating Officer. The member resigned from the Board of Directors and from his role as Chief Operating Officer on May 31, 2022 and the consultancy agreement and the employment agreement were terminated. The member remained as an advisor to the Company with an annual fee of $60,000.

The Company retained the services of its Chief Financial Officer through a consultancy agreement dated April 2, 2022 and an employment agreement dated April 2, 2022. The Company remits monthly payments to its Chief Financial Officer of NZD 36,995 ($23,524 translated using the exchange rate in effect at June 30, 2022) under the consultancy agreement and $500 per month under the employment agreement. In connection with this appointment the Company provided a one-time issuance of 2,000 shares of Common Stock to the Chief Financial Officer.

During the year ended June 30, 2022, the Company engaged in transactions with Tilt, LLC a game center operator controlled by the head of GGC. This included net sales Tilt, LLC in the amount of $222,559 for game center equipment, and amounts paid to Tilt, LLC of $33,600 for equipment leased, $16,589 for services, $20,128 for cryptocurrency mining and $140,000 for purchases of computer inventory.